     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 28, 2002

                                               SECURITIES ACT FILE NO. 333-82436
                                       INVESTMENT COMPANY ACT FILE NO. 811-10481
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                              -------------------

                                    FORM N-2

(CHECK APPROPRIATE BOX OR BOXES)

[x] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[x] PRE-EFFECTIVE AMENDMENT NO. 2

[ ] POST-EFFECTIVE AMENDMENT NO.

                                     AND/OR

[x] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[x] AMENDMENT NO. 6

                              -------------------
                                 COHEN & STEERS
                        QUALITY INCOME REALTY FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                              -------------------
                                757 THIRD AVENUE
                            NEW YORK, NEW YORK 10017
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 832-3232

                                ROBERT H. STEERS
                    COHEN & STEERS CAPITAL MANAGEMENT, INC.
                                757 THIRD AVENUE
                            NEW YORK, NEW YORK 10017
                                 (212) 832-3232
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                              -------------------
                                WITH COPIES TO:

              SARAH E. COGAN, ESQ.                            LEONARD B. MACKEY, JR.
           SIMPSON THACHER & BARTLETT                   CLIFFORD CHANCE ROGERS & WELLS LLP
              425 LEXINGTON AVENUE                               200 PARK AVENUE
            NEW YORK, NEW YORK 10017                         NEW YORK, NEW YORK 10166

                              -------------------

    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

    If any of the securities being registered on this form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]
                              -------------------
       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

===============================================================================================================
                                                         PROPOSED         PROPOSED
                                                         MAXIMUM           MAXIMUM
         TITLE OF SECURITIES            AMOUNT BEING  OFFERING PRICE      AGGREGATE      AMOUNT OF REGISTRATION
           BEING REGISTERED              REGISTERED    PER UNIT(1)    OFFERING PRICE(1)        FEE(1)(2)
---------------------------------------------------------------------------------------------------------------
Series T Preferred Shares, par value
  $0.001..............................     2,800         $25,000         $70,000,000             $6,440
---------------------------------------------------------------------------------------------------------------
Series TH Preferred Shares, par value
  $0.001..............................     2,800         $25,000         $70,000,000             $6,440
---------------------------------------------------------------------------------------------------------------
Series F Preferred Shares, par value
  $0.001..............................     2,800         $25,000         $70,000,000             $6,440
---------------------------------------------------------------------------------------------------------------
Series W Preferred Shares, par value
  $0.001..............................     2,800         $25,000         $70,000,000             $6,440
===============================================================================================================

(1) Estimated solely for the purpose of computing the registration fee pursuant to Rule 457.

(2) Includes registration fees paid on February 7, 2002 and March 22, 2002 of $920 and $24,840, respectively.

                              -------------------

    THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATES AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    This filing contains only the Exhibits that have not been previously filed.

                COHEN & STEERS QUALITY INCOME REALTY FUND, INC.
                            FORM N-2 REFERENCE SHEET
                              PART A -- PROSPECTUS

         Incorporated by reference to Part A filed with the Fund's Amendment No. 1 to Form N-2 (File No. 333-82436, 811-10481) on March 26, 2002.


                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

         Incorporated by reference to Part B filed with the Fund's Amendment No. 1 to Form N-2 (File No. 333-82436, 811-10481) on March 26, 2002.



                              PART C -- OTHER INFORMATION

         Items 23-33 are contained herein and Exhibits which have not been previously filed are included.

                                     PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(1) Financial Statements:

    Part A -- None

     -- Statement of Assets and Liabilities, as of February 15, 2002 (audited)

    Part B -- Statement of Operations, for the one day ended February 15,
              2002 (audited)

          -- Statement of Assets and Liabilities, as of March 21,
             2002 (unaudited)

          -- Statement of Operations, as of March 21, 2002 (unaudited)

          -- Statement of Changes in Net Assets, for the period February 25,
             2002 through March 21, 2002 (unaudited)

          -- Report of Independent Accountants

         All other financial statements, schedules and historical financial information are omitted because the conditions requiring their filing do not exist.

(2) Exhibits:


(a)  -- Articles of Incorporation.'D'
        Articles of Amendment'D''D'
(b)  -- By-Laws. Incorporated by reference to the Registration
        Statement.'D'
(c)  -- Not applicable.
(d)  -- (i) Form of Articles Supplementary Creating AMPS.'D''D''D'
     -- (ii) Specimen Certificate for AMPS.'D''D''D'
(e)  -- Dividend Reinvestment Plan.'D''D'
(f)  -- Not applicable.
(g)  -- Investment Management Agreement.'D''D'
(h)  -- Form of Purchase Agreement.'D''D''D'
(i)  -- Not applicable.
(j)  -- Form of Master Custodian Agreement.'D''D'
(k)  -- (i) Form of Transfer Agency, Registrar and Dividend
        Disbursing Agreement.'D''D'
     -- (ii) Form of Administration Agreement between the Fund
        and the Investment Manager.'D''D'
     -- (iii) Form of Administration Agreement between the Fund and State Street Bank and Trust Company.'D''D'
     -- (iv) Form of Auction Agency Agreement between the Fund
        and The Bank of New York.'D''D''D'
     -- (v) Form of Broker-Dealer Agreement.'D''D''D'
(l)  -- (i) Opinion and Consent of Simpson Thacher & Bartlett.'D''D''D'
     -- (ii) Opinion and Consent of Venable, Baetjer and Howard, LLP.'D''D''D'
(m)  -- Not applicable.
(n)  -- Consent of Independent Auditors.'D''D''D'
(o)  -- Not applicable.
(p)  -- Not applicable.
(q)  -- Not applicable.
(r)  -- (i) Code of Ethics of the Fund.'D''D'
     -- (ii) Code of Ethics of Investment Manager.'D''D'

(s)  -- Power of Attorney.'D''D'

---------


'D' Incorporated by reference to the Fund's Registration Statement on Form N-2, (File Nos. 333-68150 and 811-10481) filed on August 22, 2001.
'D''D' Incorporated by reference to Amendment No. 1 to the Fund's Registration Statement (File Nos. 333-68150 and 811-10481), filed January 23, 2002.
'D''D''D' Filed herewith.

ITEM 25. MARKETING ARRANGEMENTS

    See Exhibit 2(h).

ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

    The approximate expenses in connection with the Offering, all of which are being borne by the Registrant, are as follows:

Printing Costs..............................................  $100,000
Legal Fees..................................................  $200,000
Auditing Fees...............................................  $ 48,000
Registration Fees...........................................  $ 25,760
S&P and Moody's Rating Initial Costs........................  $167,500
Miscellaneous...............................................  $  1,000
                                                              --------
                                                              $542,260
                                                              --------
                                                              --------

ITEM 27. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

    None.

ITEM 28. NUMBER OF HOLDERS OF SECURITIES

    Set forth below is the number of record holders as of March 21, 2002 of each class of securities of the Registrant:

                                                                NUMBER OF
                       TITLE OF CLASS                         RECORD HOLDERS
                       --------------                         --------------
Common Shares
Series T Preferred Shares, par value $0.001 per share......        -0-
Series TH Preferred Shares, par value $0.001 per share.....        -0-
Series F Preferred Shares, par value $0.001 per share......        -0-
Series W Preferred Shares, par value $0.001 per share......        -0-

ITEM 29. INDEMNIFICATION

    It is the Registrant's policy to indemnify its directors, officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland as set forth in Article NINTH of Registrant's Charter (the 'Charter'), and Article VIII, of the Registrant's By-Laws. The liability of the Registrant's directors and officers is dealt with in Article NINTH of Registrant's Charter. The liability of Cohen & Steers Capital Management, Inc., the Registrant's investment manager (the 'Investment Manager'), for any loss suffered by the Registrant or its shareholders is set forth in Section 5 of the Investment Management Agreement.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the 'Securities Act'), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 29, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 30. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER

    The description of the Investment Manager under the caption 'Management of the Fund' in the Prospectus and in the Statement of Additional Information, respectively, constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

    The following is a list of the Directors and Officers of the Investment Manager. None of the persons listed below has had other business connections of a substantial nature during the past two fiscal years.

                      NAME                                               TITLE
                      ----                                               -----
Robert H. Steers................................  Chairman, Director
Martin Cohen....................................  President, Director
Joseph M. Harvey................................  Senior Vice President and Director of Research
James S. Corl...................................  Senior Vice President and Director of Investment
                                                    Strategy
John J. McCombe.................................  Senior Vice President
Adam M. Derechin................................  Senior Vice President
Lawrence B. Stoller.............................  Senior Vice President and General Counsel
Greg E. Brooks..................................  Senior Vice President
Michael J. Kozoriz..............................  Vice President
Jay J. Chen.....................................  Vice President
Terrance R. Ober................................  Vice President
Victor M. Gomez.................................  Vice President -- Finance and Treasurer

    Cohen & Steers Capital Management, Inc. acts as Investment Manager of, in addition to the Registrant, the following registered investment companies:

    Cohen & Steers Advantage Income Realty Fund, Inc.

    Cohen & Steers Institutional Realty Shares, Inc.

    Cohen & Steers Equity Income Fund, Inc.

    Cohen & Steers Realty Shares, Inc.

    Cohen & Steers Total Return Realty Fund, Inc.

    Cohen & Steers Special Equity Fund, Inc.

    Frank Russell Investment Management Company -- Real Estate Securities Fund

    Russell Insurance Funds -- Real Estate Securities Fund

    American Skandia Trust -- AST Cohen & Steers Realty Portfolio

    Manufacturers Investment Trust -- Real Estate Securities Portfolio

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

    The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and the Rules thereunder will be maintained as follows: journals, ledgers, securities records and other original records will be maintained principally at the offices of the Registrant's Administrator and Custodian, State Street Bank and Trust Company. All other records so required to be maintained will be maintained at the offices of Cohen & Steers Capital Management, Inc., 757 Third Avenue, New York, New York 10017.

ITEM 32. MANAGEMENT SERVICES

    Not applicable.

ITEM 33. UNDERTAKINGS

    (1) The Registrant undertakes to suspend the offering of AMPS until the prospectus is amended if (1) subsequent to the effective date of this Registration Statement, the net asset value declines more than ten percent from its net asset value as of the effective date of this Registration Statement or
(2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

    (2) Not applicable.

    (3) Not applicable.

    (4) Not applicable.

    (5) The Registrant undertakes that:

        a. for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to 497(h) under the 1933 Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

        b. for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

    (6) The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

                                   SIGNATURES

    Pursuant to requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of New York and the State of New York, on the 28th day of March 2002.

                                          COHEN & STEERS QUALITY INCOME
                                          REALTY FUND, INC.

                                          By:          /s/ MARTIN COHEN
                                              ..................................
                                                        MARTIN COHEN
                                               PRESIDENT, TREASURER (PRINCIPAL
                                                        FINANCIAL
                                                 AND ACCOUNTING OFFICER) AND
                                                         DIRECTOR

    Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


                SIGNATURE                               TITLE                            DATE
                ---------                               -----                            ----
                    *
...........................................  Chairman of the Board (principal        March 28, 2002
            (ROBERT H. STEERS)                executive officer), Secretary and
                                              Director

                    *                       Director                                March 28, 2002
 .........................................
            (GREGORY C. CLARK)

                    *                       Director                                March 28, 2002
 .........................................
              (BONNIE COHEN)

                                            Director                                March 28, 2002
 .........................................
              (MARTIN COHEN)

                    *                       Director                                March 28, 2002
 .........................................
            (GEORGE GROSSMAN)

                    *                       Director                                March 28, 2002
 .........................................
           (RICHARD J. NORMAN)

                    *                       Director                                March 28, 2002
 .........................................
          (WILLARD H. SMITH JR.)

 *By      /s/ MARTIN COHEN
    ......................................
              MARTIN COHEN,
            ATTORNEY-IN-FACT**


** Powers of Attorney were previously filed.

                          STATEMENT OF DIFFERENCES
                          ------------------------

 The registered trademark symbol shall be expressed as.................. 'r'
 The dagger symbol shall be expressed as................................ 'D'
 Characters normally expressed as superscript shall be preceded by...... 'pp'